UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  08/31

Date of reporting period:  7/1/11-6/30/12

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08606
Reporting Period: 07/01/2011 - 06/30/2012
DWS Target Date Series

===================== A   DWS LifeCompass Retirement Fund ======================

DWS S&P 500 Plus Fund
Ticker: SSFFX                                             Security ID: 23338K506
Meeting Date: 4/16/12                                     Meeting Type: Special
Record Date: 1/10/12

Proposal         Mgt Rec             Vote Cast      Sponsor
Approve Agreement and      For                 Echo Vote             Management
Plan of Reorganization
========================= B  DWS LifeCompass 2020 Fund =========================

DWS S&P 500 Plus Fund
Ticker: SSFFX                                             Security ID: 23338K506
Meeting Date: 4/16/12                                     Meeting Type: Special
Record Date: 1/10/12

Proposal         Mgt Rec             Vote Cast      Sponsor
Approve Agreement and      For                 Echo Vote             Management
Plan of Reorganization

======================== C   DWS LifeCompass 2015 Fund =========================

DWS S&P 500 Plus Fund
Ticker: SSFFX                                             Security ID: 23338K506
Meeting Date: 4/16/12                                     Meeting Type: Special
Record Date: 1/10/12

Proposal         Mgt Rec             Vote Cast      Sponsor
Approve Agreement and      For                 Echo Vote             Management
Plan of Reorganization

======================== D   DWS LifeCompass 2030 Fund =========================

DWS S&P 500 Plus Fund
Ticker: SSFFX                                             Security ID: 23338K506
Meeting Date: 4/16/12                                     Meeting Type: Special
Record Date: 1/10/12

Proposal         Mgt Rec             Vote Cast      Sponsor
Approve Agreement and      For                 Echo Vote             Management
Plan of Reorganization
======================== E   DWS LifeCompass 2040 Fund =========================

DWS S&P 500 Plus Fund
Ticker: SSFFX                                             Security ID: 23338K506
Meeting Date: 4/16/12                                     Meeting Type: Special
Record Date: 1/10/12

Proposal         Mgt Rec             Vote Cast      Sponsor
Approve Agreement and      For                 Echo Vote             Management
Plan of Reorganization

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Target Date Series

By (Signature and Title)   /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/17/12